Trade receivables, tax receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables, tax receivables and other current assets
Schedule of trade receivables and others break down

	As of
	December 31,
(In thousands of euros)	2022	2023	2024
3 months or less	0	3,807	531
Between 3 and 6 months	—	—	—
Between 6 and 12 months	—	—	—
More than 12 months	—	—	—
Trade receivables and others	0	3,807	531

Schedule of other current assets and receivables

	As of December 31,
(in thousands euros)	2022	2023	2024
CIR and other research tax credits	5,994	5,333	4,915
Other	13	19	25
Tax receivables	6,007	5,352	4,941
Prepaid expenses	8,601	4,656	2,442
Short-term deposit accounts	1,048	70	—
Current accrued income	117	1,047	1,574
Liquidity agreement - Cash	282	422	349
VAT receivables	3,057	5,066	5,055
Other receivables	162	435	56
Other current assets	13,267	11,696	9,476
Other current assets and receivables	19,274	17,048	14,417